CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

By item	12.31.2019	12.31.2018
	ThCh$	ThCh$
Cash	2,331,714	2,907,276
Bank balances	51,176,617	46,425,927
Time deposits	—	1,500,315
Other fixed rate instruments	104,059,655	86,705,095
Total cash and cash equivalents	157,567,986	137,538,613

By currency	12.31.2019	12.31.2018
	ThCh$	ThCh$
USD	16,733,249	5,917,041
EUR	9,722	51,401
ARS	3,830,199	6,726,906
CLP	78,420,966	86,121,695
PGY	12,383,873	10,680,600
BRL	46,189,977	28,040,970
Cash and cash equivalents	157,567,986	137,538,613